RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Text block [abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS
The remuneration of key management which
includes
directors and management personnel responsible for planning, directing, and controlling the activities of the Company during the period was as follows:

	Twelve months ended Dec 31,
	2025	2024
Short-term compensation (1)	$5,950	$6,034
Share-based payments (2)	32,397	24,747
Consulting fees (3)	130	130
	$38,477	$30,911
(1)
Short-term compensation to key management personnel for the twelve months ended December 31, 2025 amounted to $5,950 (2024 - $6,034) of which $5,488 (2024 - $6,034) was expensed and included in salaries, benefits, and directors’ fees on the statement of net loss and comprehensive loss and $462 (2024 - nil) was capitalized to exploration and evaluation assets.
(2)
Share-based payments to key management personnel for the twelve months ended December 31, 2025 amounted to $32,397 (2024 - $24,747) of which $30,486 (2024 - $24,747) was expensed and $1,911 (2024 -

nil) was capitalized to exploration and evaluation assets.
(3)
Consulting fees were expensed and included in professional fees and insurance on the statement of net loss and comprehensive loss and relate to services from a company associated with one of its directors in relation to advice on corporate matters.
The Company received rental income for shared office space from an associate for the twelve months ended December 31, 2025 of $6 (2024 - $34).
On February 28, 2025, IsoEnergy completed a
non-brokered
private placement of 2.5 million common shares at a price of $2.50 per share with the Company for gross proceeds of $6,250. On June 24, 2025, IsoEnergy completed bought deal financing in which the Company participated by purchasing of 1.2 million common shares at a price of $10.00 per share with the Company for aggregate gross proceeds of $12,000. On March 20, 2025, IsoEnergy completed a
1-for-4
share consolidation.
As at December 31, 2025, there was $43 (December 31, 2024 - $43) included in accounts payable and accrued liabilities owing to its directors and officers for compensation.